Commitments and Contingencies (Details Narrative)							1 Months Ended		12 Months Ended
	Sep. 26, 2019 USD ($)	Sep. 13, 2018 USD ($)	Sep. 13, 2018 EUR (€)	Aug. 12, 2016 USD ($)	May 05, 2016 USD ($)	May 05, 2016 AUD ($)	May 31, 2017 USD ($)	Jun. 30, 2012	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 EUR (€) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jul. 02, 2019 USD ($)
Penalty amount									$ 30,000
Right-of-use assets									21,682
Total lease liabilities									25,072
Payment for services									17,331		36,117
Royalties percentage		2.00%	2.00%
Accounting Standards Update 2016-02 [Member]
Right-of-use assets															$ 48,662
Total lease liabilities															$ 48,662
Incremental borrowing rate															6.00%
Euros [Member]
Payment for services | €										€ 15,410		€ 31,754
Royalty Agreement Terms [Member]
Operating leases income statement revenue percentage								2.00%
License Agreement Terms [Member]
Operating leases income statement revenue percentage								5.00%
New Five-Year Operating Lease Agreement [Member]
Operating lease term					5 years	5 years
Payments for rent					$ 2,431
Lease description					The initial rental amount was $3,000 AUD subject to a 3% yearly escalation.	The initial rental amount was $3,000 AUD subject to a 3% yearly escalation.
New Five-Year Operating Lease Agreement [Member] | AUD Currency [Member]
Payments for rent						$ 3,606
Manufacturing Services Agreement [Member] | Minimum [Member]
Anticipated milestone payment				$ 2,500,000
Manufacturing Services Agreement [Member] | Maximum [Member]
Anticipated milestone payment				$ 5,000,000
Amatsigroup Agreement [Member]
Payments description				The Company anticipates that its payments to Amatsigroup under the MSA will range between $2.5 million and $5.0 million over three years, when the finished drug product is manufactured and released for clinical trials. The Company has spent a total of $1,689,146 of costs to date under this contract of which $49,854 was expensed in fiscal 2019, $701,973 in fiscal 2018 and $937,319 in fiscal 2017. The MSA expired in 2019 and may be extended by mutual agreement in writing with a possible extension currently under consideration.
Contract cost									1,689,146		$ 49,854		$ 701,973	$ 937,319
One-Year Collaboration Agreement [Member]
Payment for services		$ 59,508
One-Year Collaboration Agreement [Member] | Euros [Member]
Payment for services | €			€ 52,000
Two-Year Collaboration Agreement [Member]
Payment for services		$ 45,775
Two-Year Collaboration Agreement [Member] | Euros [Member]
Payment for services | €			€ 40,000
From 2012 through the 2014 [Member]
Penalty amount									10,000
Regal Consulting, LLC [Member]
Loss contingency amount									$ 400,000
Number of shares issued for services | shares									60,000	60,000
Regal Consulting, LLC [Member] | 2017 Note [Member]
Convertible note							$ 106,500
Penalty amount							$ 100,000
Foley Shechter [Member]
Legal fees	$ 151,032
Potential liability reduction	$ 51,032